COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES

A.	Consulting Agreements

1.	Financial Buzz Media Networks LLC

A.	On June 8, 2020, the Company entered into new PR and Media Service Provider Agreement with Financial Buzz, whereby Financial Buzz would provide the Company with media and PR marketing services will be extended over a period of 6 months commenced on June 8, 2020. In consideration for the Media Services, the Company shall issue a total of 5,000,000 fully vested Ordinary Shares of NIS 0.01 par value to Financial Buzz upon execution of the PR and Media Service Provider Agreement. The fair value of these shares amounted to $450, representing a price per share of $0.09 at the commitment date.

B.	On December 14, 2021, the Company entered into new PR and Media Service Provider Agreement with Financial Buzz, whereby Financial Buzz would provide the Company with media and PR marketing services over a period of 6 months commenced on December 14, 2021. In consideration for the Media Services, the Company shall issue a total of 15,000,000 fully vested Ordinary Shares of NIS 0.01 par value to Financial Buzz upon execution of the PR and Media Service Provider Agreement. The fair value of these shares amounted to $1,170, representing a price per share of $0.078 at the commitment date.

On May 27, 2020, the Company issued 2,500,000 ordinary shares to Financial Buzz. As of December 31, 2021, the Company has an obligation to issue the aforesaid 17,500,000 shares under both agreements. During the year ended December 31, 2021 and 2020, the Company recorded stock-based compensation expenses in total amount of $117 and $450, respectively, as part of “Sales and Marketing Expenses” line in operations in the accompanying consolidated statement of operations.

2.	3D Biomedicine Science and Technology Co. Limited

On March 16, 2020 (the “Effective Date”), Todos Medical USA entered into Distribution Agreement with 3D Biomedicine Science and Technology Co. Limited (“3DMed”), whereby at the Effective Date 3DMed appointed Todos Medical USA as its non-exclusive agent for importing, marketing and distributing of the 3DMed’s products which include physician kits, lab kits and any other kits that may be used in the process of analyzing and diagnostic swab samples (the “Products”) in specific countries (the “Territories”). The Distribution Agreement shall be in effect for a period of one year from the Effective Date (the “Term”) and will be extending automatically for an additional period of three years unless terminated by either party at the end of the Term by giving the other party termination notice in writing at least 90 days prior to the Term end.

At the initial of the Distribution Agreement, the Company will validate the performance of the Products provided by 3DMed (the “Validation Stage”). If the Validation Stage result will be accepted by the Company, both parties will have further commercial cooperation according to the terms of the Distribution Agreement, under which the Company will be committed to minimum purchase quantities of the Products according to the supply price as defined in the Distribution Agreement.

In consideration for the reduced supply price that the Company will be entitled to under the Distribution Agreement, the Company will issue to 3DMed restricted ordinary shares at the end of the Validation Stage upon successful completion of the Validation based on value of $250 according to the share price as of March 13, 2020. As of December 31, 2020, and as of the signing date of these consolidated financial statements, the Validation Stage is still in progress and the Company has its own discretion to stop the commercial cooperation with 3DMed.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

3.	Andrew Blumenthal

On May 23, 2020, the Company entered into Consulting Agreement with Andrew Blumenthal (“Andrew”) whereby Andrew will provide service to the Company in connection with entering into contracts with third parties for sales and or sub distribution agreements whereby Company will provide testing and treatment products related to COVID-19 (the “Service”). For fulfillment of Andrew’s duties under the Consulting Agreement, Andrew will receive compensation as follows:

A.	Monthly retainer of $15 beginning upon execution of Consulting Agreement (the “Monthly Retainer”).

B.	Issuance of 2,500,000 ordinary shares of the Company par value NIS 0.01 per share which will be vested over a period of nine months as follows:

1.	900,000 vested in 100,000 monthly increments over nine months commencing with the execution of the Consulting Agreement.

2.	400,000 for each contract that delivers over $1,000 in gross profits, up to 4 contracts.

C.	25% of net revenues (gross sales price less the acquisitions cost excluding financing and operational expenses) from any product sale in which Andrew is the introducing representative (the “Commission Fee”). The Company’s Commission Fee shall be remained as long as the Company sell product to a representative sourced by Andrew, regardless of whether the Consulting Agreement has been terminated.

D.	For every month that Andrew is engaged with the Company, up to maximum of 6-months period, Andrew shall be granted one month of severance consulting fee posts termination equal to Monthly Retainer.

The Consulting Agreement term commenced on May 6, 2020 and will continue until the earlier to occur of: (i) March 25, 2021, or (ii) termination as described in the Consulting Agreement. Commencing August 2021, Andrew is compensated as an employee of the Company and the Company and Andrew terminated the Consulting Agreement

During the years ended December 31, 2021 and 2020, the Company recorded expenses in total amount of $46 ($13 out of which related to stock-based compensation expenses which represented a price per share of $0.067 at the commitment date) and $159 ($47 out of which related to stock-based compensation expenses which represented a price per share of $0.067 at the commitment date), respectively, as part of “Sales and Marketing Expenses” line in operations in the accompanying consolidated statement of operations. During the years ended December 31, 2021 and 2020, the Company has not recorded expenses with respect to the aforesaid Commission Fee.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

A.	Consulting Agreements (Cont.)

4.	Singh Global LLC

On May 23, 2020, the Company entered into Consulting Agreement with Singh Global LLC (“Singh”) whereby Singh will provide service to the Company in connection with entering into contracts with third parties for sales and or sub distribution agreements whereby the Company will provide Testing and Treatment products related to COVID-19 (the “Service”). For fulfillment of its duties under the Consulting Agreement, Singh will receive compensation as follows:

A.	Monthly retainer of $15 beginning upon execution of Consulting Agreement (the “Monthly Retainer”).

B.	Issuance of 2,500,000 ordinary shares of the Company par value NIS 0.01 per share which will be vested over a period of nine months as follows:

1.	900,000 vested in 100,000 monthly increments over nine months commencing with the execution of the Consulting Agreement.

2.	400,000 for each contract that delivers over $1,000 in gross profits, up to 4 contracts.

C.	25% of net revenues (gross sales price less the acquisitions cost excluding financing and operational expenses) from any product sale in which Singh is the introducing representative (the “Commission Fee”). The Company’s Commission Fee shall be remained as long as the Company sell product to a representative sourced by Singh, regardless of whether the Consulting Agreement has been terminated.

The Consulting Agreement term commenced on May 6, 2020 and will continue until the earlier to occur of: (i) March 25, 2021, or (ii) termination as described in the Consulting Agreement.

During the years ended December 31, 2021 and 2020, the Company recorded expenses in total amount of $59 ($14 out of which related to stock-based compensation expenses which representing a price per share of $0.067 at the commitment date) and $139 ($49 out of which related to stock-based compensation expenses which representing a price per share of $0.07 at the commitment date), respectively, as part of “Sales and Marketing Expenses” line in operations in the accompanying consolidated statement of operations. During the year ended December 31, 2021 and 2020, the Company has not recorded expenses with respect to the aforesaid Commission Fee.

5.	Priyanka Misra

On June 22, 2020, the Company entered into Consulting Agreement with Priyanka Misra (“Priyanka”) whereby Priyanka will provide service to the Company which include inter alia (i) implementing salesforce and sale surveillance strategies; (ii) develop and implement a methodology to track sales and strategic relationship opportunities; (iii) investor relations (the “Service”). For fulfillment of its duties under the Consulting Agreement, Priyanka will receive compensation as follows:

A.	Monthly draw of $15 beginning upon execution of Consulting Agreement (the “Monthly Draw”).

B.	25% of monthly operating profits generated by all sales representatives working under Priyanka, to be calculated as the value of gross sales received minus cost of goods sold (including shipping, accounting and bookkeeping expenses and sales commission paid to Expansion’s sales force, less the Monthly Draw (the “Commission Fee”).

C.	Issuance of 1,250,000 ordinary shares of the Company par value NIS 0.01 per share which will be vested over a period of six months as follows:

1.	250,000 vested upon completion of salesforce implementation or equipment CRM.

2.	250,000 for each contract that delivers over $1,000 in gross profits, up to 4 contracts.

(together referring herein as “Performance Condition”).

The Consulting Agreement term commenced on June 22, 2020 and will continue until the earlier to occur of: (i) June 23, 2021, or (ii) termination as described in the Consulting Agreement. Commencing March 2021, Priyanka is compensated as an employee of the Company and the Company and the Company and Priyanka terminated the Consulting Agreement

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

A.	Consulting Agreements (Cont.)

During the years ended December 31, 2021 and 2020, the Company recorded expenses in total amount of $107 ($85 out of which related to stock-based compensation expenses in connection with the Performance Condition related to completion of salesforce implementation or equipment CRM, which representing a price per share of $0.057 at the commitment date, of which $71 are related to the aforesaid Commission Fee and the Performance Condition in connection with deliver contracts) and $104 ($14 out of which related to stock-based compensation expenses, which representing a price per share of $0.057 at the commitment date), respectively, as part of “Sales and Marketing Expenses” line in operations in the accompanying consolidated statement of operations.

On January 22 the Company issued Priyanka 1,500 ordinary shares in exchange for the above commitment.

Commencing March 2021, Priyanka is compensated as an employee of the Company.

6.	Leomics Associates

On July 23, 2020, the Company entered into Consulting Agreement with Leomics Associates (“Leomics”) whereby Leomics will provide worldwide service to the Company which include inter alia (i) identify and introduce to the Company potential US customers for its CLIA lab services in Atlanta; (ii) working as development business agent targeting the US and global market to bring clients for Covid related products; (iii) provide guidance and assistance with the clinical validation, reimbursement, and market penetration of the Company’s current pipeline of products in Breast Cancer and Alzheimer’s contribute to development and optimization of all marketing materials; (iv) provide the Company with a strategic development plan focused in corporate growth; (v) assistance in raising funds (the “Service”). For fulfillment of its duties under the Consulting Agreement, Leomics will receive compensation as follows:

A.	Annual fee amount of $250 which will be payable in 12 equals installments.

B.	Additional expenses of $25 which is due at signing of the Consulting Agreement.

C.	Issuance of 1,000,000 fully vested ordinary shares of the Company par value NIS 0.01 per share within 5 days of the execution of the Consulting Agreement.

D.	Travel related expenses, when applicable.

The Consulting Agreement term commenced on June 22, 2020 and will continue until the earlier to occur of: (i) July 23, 2021, or (ii) termination as described in the Consulting Agreement.

During the year ended December 31, 2021 and 2020, the Company recorded expenses in total amount of $85 ($44 out of which related to stock-based compensation expenses which representing a price per share of $0.095 at the commitment date) and $173 ($44 out of which related to stock-based compensation expenses which representing a price per share of $0.095 at the commitment date), respectively, as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

B.	Other Commitments

1.	B.G. Negev Technologies and Applications Ltd. and Mor Research Applications Ltd.

At inception date, the Company entered into a License Agreement (“Agreement”) with B.G. Negev Technologies and Applications Ltd (a wholly owned subsidiary of Ben Gurion University - Israel) and Mor Research Applications Ltd. (a wholly owned subsidiary of Clalit Medical Services - Israel) (“Licensors”) in which the Company obtained an exclusive world-wide license to develop, research, commercialize, produce, market and sub-license, products based on the Licensors’ technology. The Company’s technology is built on this license which is therefore material to the Company. According to the Agreement, future royalties would be paid to the licensors based on the following royalty rates:

On net sales of:	%
● leukemia related products	3.0
● other products	2.5
● in certain limited circumstances, rates may be reduced to	2.0

On fixed sublicense income (with no sublicense income on sales by sub licensee):	%
● leukemia related products	20.0
● other products	15.0

On fixed sublicense income (with sublicense income on sales by sub licensee):	%
● leukemia related products	10.0
●other products	7.5

Without any connection to the Company’s sales, the Company is required to pay minimum royalties to the Licensors according to the following schedule (subject to the termination clause described below):

A.	Year 2015 - $10

B.	Year 2016 - $25

C.	Year 2017 and thereafter - $50 per year.

In any specific year, the total royalties payable to the Licensors shall be the higher of:

A.	the regular royalties based on the royalty rates as described above and

B.	the minimum royalties.

The minimum royalties will be paid to the Licensors regardless of whether the Company succeeds in generating revenues from sales of the products arising from the usage of the Licensors’ technology.

The Agreement term is unlimited, but each party is entitled to terminate the Agreement as a result of material breach or failure to comply with material term by the other party, as a result of liquidation or insolvency of the other party (“Termination for Cause”). In addition, the Company was entitled to terminate the Agreement if during a period of 7-years following the transaction effective date, the Company, at its sole discretion, determined that commercialization of the leukemia licensed products is not commercially viable. After such period, the Company is not entitled to terminate the Agreement other than in accordance with the Termination for Cause provisions. As of December 31, 2021, the Company did not reach a determination regarding viability of commercialization of the leukemia licensed products. However, since the 7-year period ended, the Company may not terminate the agreement other than Termination for Cause.

On May 20, 2020, the Company entered into Amendment No. 3 to the Agreement pursuant to the Company paid the Licensors an amount of $250 which representing an aggregate annual minimum royalty in respect of the years 2015 through 2020. All other Agreement terms regarding the annual minimum royalties were remained unchanged. Consequently, as of December 31, 2021 and 2020, the Company has accrued an amount of the non-cancellable minimum royalties and the future liability with respect to commitment to pay minimum royalties to the Licensors for any future periods in a total amount of $524 and $476, respectively, of which $341 and $291, respectively, was considered as current liability and $183 and $185, respectively, was considered as non-current liability.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

B.	Other Commitments (Cont.)

2.	University of Leipzig License Agreement

On November 7, 2018, Amarantus entered into an amended license agreement with the University of Leipzig (the “Leipzig License Agreement”) whereby the University of Leipzig granted Amarantus an exclusive license to the University of Leipzig’s patent that underlies the Lympro Test. As part of the Amarantus transaction (see also Note 5A), Amarantus assigned the Leipzig License Agreement to our subsidiary, Breakthrough.

Under the Leipzig License Agreement, the licensee is required to pay the University of Leipzig the following fees and royalties:

A.	A license issuance fee of $80 as partial reimbursement of patent expenses related to the patent rights;

B.	An annual royalty of $35 on the first and second anniversary of the effective date of the Leipzig License Agreement, and an annual royalty of $15 on each subsequent anniversary of the effective date;

C.	The following milestone payments:

1.	$75 on first commercial sale of a licensed product;

2.	$150 on obtaining first FDA approval for a licensed product; and

3.	$150 upon reaching $5,000 in cumulative net sales;

D.	The annual royalty and milestone payments will be treated as an advance on royalty payments due from sales, and after the royalties from sales equal the aggregate annual royalty and the milestone payments made, a royalty of 3% of net sales, provided that with regard to each country in which a licensed product is sold, after seven years, the royalty will be reduced to 2% of net sales; and

E.	10% of non-royalty sub-licensing income.

During the year ended December 31, 2020, the Company recorded expenses amounted to $170 as part of “Research and Development Expenses” line in operations in the accompanying consolidated statement of operations.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

B.	Other Commitments (Cont.)

4.	Strategic Partnerships

The Company has entered into the following agreements in order to form strategic partnerships with Integrated Health LLC (“Integrated”) a Louisiana-based medical diagnostics and services provider and MOTOPARA Foundation Inc. (“MOTOPARA”) a non-profit private operating foundation based in Florida, to deploy mobile COVID-19 testing in the United States:

A.	Charitable Pledge Agreement

On September 25, 2020 (“Effective Date”) the Company entered into Charitable Pledge Agreement (“Charitable Contribution Agreement”) with MOTOPARA, under which the Company obligate to irrevocable pledge to MOTOPARA for the use and benefit gift amounted to $1,500 according to the funding schedule as determined in the Charitable Contribution Agreement (the “Charitable Contribution”).

The Charitable Contribution shall be used to (i) support MOTOPARA and its Biological Protective Services and Response Division for the continued support of development and implementation of COVID-19 testing, MOTOPARA’s disaster relief and veteran employment-focused mission (MOTOPARA Mission) and MOTOPARA’s mobile high-complexity laboratories (MHCL) and mobile moderately complex laboratories (MMCL) with authorized use of Integrated Health LLC’s US CLIA, training, validation and chain of custody licensed and certified authorization domestically and internationally and (ii) establish a protocol and to distribute the Company’s COVID tests to be used on equipment supplied by the Company for testing by MOTOPARA.

In consideration for the Charitable Contribution, MOTOPARA will acknowledge the Charitable Contribution by including, displaying where appropriate the phrase, “Supported by Todos Medical” and or “Supported by Todos Medical Logo”, in promotional, marking and proposal documents, website sections related to MOTOPARA’s Biological Protective Services and Response division, MHCLs, MMCLs’ cases, trade shows and exhibits related to MOTOPARA’s Biological Protective Services and Response Division.

MOTOPARA may terminate the Charitable Contribution Agreement and all rights and benefits of the Company hereunder:

1.	In the event of any default in payment of the Charitable Contribution as provided in the Charitable Contribution Agreement, or

2.	In the event MOTOPARA determines in its reasonable and good faith opinion that circumstances have changed such that the support chosen by the Company would adversely impact the reputation, image, mission or integrity of MOTOPARA, in the event of a continued association with the Company and the continuation of the support provided for herein.

Upon any such termination of the Charitable Contribution Agreement and/or the support hereunder, MOTOPARA shall have no further obligation or liability to the Company and shall not be required to return any portion of the Charitable Contribution already paid. However, MOTOPARA may in its sole and absolute discretion determine an alternative recognition for the portion of the Charitable Contribution already received.

Through December 31, 2020, an amount of $425 was utilized by MOTOPARA out of the Charitable Contribution amount. Consequently, during the year ended December 31, 2020, the Company recorded such amount as expenses as part of “Sales and Marketing Expenses” line in operations in the accompanying consolidated statement of operations.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

B.	Other Commitment (Cont.)

6.	Strategic Partnerships (Cont.)

B.	Collaboration Agreement

In October 2020, the Company entered into Collaboration Agreement with Integrated who has entered into a partnership with MOTOPARA where Integrated powers MOTOPARA manufactured mobile Biosafety Level 3 laboratories with its mobile Clinical Laboratory Improvement Amendments (CLIA) license and operations to allow for COVID-19 testing to occur at scale nationally across the United States (Mobile Lab). The Company, MOTOPARA and Integrated are referred to as a “Collaborator” and collectively as the “Collaborators”. The terms of the Collaboration Agreement are as follows:

1.	Purpose

The purpose of the Collaboration is for Integrated to distribute the Company COVID tests to be used on equipment supplied by the Company for COVID-19 testing through Integrated’s licensed, and compliant mobile high complexity CLIA laboratories in conjunction with MOTOPARA. The Collaborators shall each have the power to engage in the foregoing business, as well as to engage in activities that are related or incidental to any of these purposes. Integrated agrees that Todos will be the exclusive supplier of any and all test kits or equipment of which the Company is a distributor or manufacturer Todos agrees to support and perform to ensure compliance with Integrated’s Mobile laboratory CLIA license. The Company and Integrated agree to work closely to support MOTOPARA’s design and implementation necessary to implement the mobile laboratory infrastructure to support Integrated’s operations and to support MOTOPARA in obtaining cash-pay contracts (not reimbursed by insurance) for COVID-19 testing.

2.	Exclusive Supply Rights

The Company shall have an exclusive right to supply Integrated with COVID-19 related equipment, reagents and testing supplies under all agreements and requests for proposals (RFPs) it signs with domestic and international counterparties for use in Integrated’s CLIA Mobile Lab.

3.	Loan

The Company shall provide to Integrated 1-year loan for up to $1,500 (the “Loan”), according to funding schedule as determined in the Collaboration Agreement. Integrated has the option to accept or not accept any funding schedule for the Loan. Each Loan tranche shall bear interest at a rate of 2% and repayment shall commence only upon full Loan funding, or in the event Integrated refuses a Loan tranche. The Loan will be payable in monthly installment payments over 5-years period and will commence only upon the Collaborators receipt of the first contract to provide testing services, expected to be with the State of Louisiana. Through December 31, 2020, the Company funded an amount of $250 out of the Loan which was recorded as prepaid expenses as the monthly Loan repayments will be deducted from the gross amount of payments received from contracts executed for the testing services and shall be considered part of the out-of-pocket expenses of such contract.

4.	Integrated Contribution

Integrated shall contribute access to its CLIA license to the Collaboration.

5.	Compensation Structure of the Collaboration

Collaborators agree to full transparency with out-of-pocket expenses as it relates to the initiation of each contract within the Collaboration, and such costs shall be reimbursed (or advanced as the case may be) to each Collaborator as soon as contracts with Collaboration customers are funded by the customers, or their funding source. After deducting all out-of-pocket expenses and loan reimbursement to the Company as it relates to the establishment and ongoing funding of the Collaboration, each Collaborator agrees to divide any potential profit 33.33% to the Company, 33.33% to MOTOPARA and 33.33% to Integrated.

6.	Term

The Collaboration Agreement shall be effective in October 2020 and continue until the earlier of (i) 5 years or (ii) execution of unanimous mutual termination agreement (the “Termination Date”).

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

B.	Other Commitments (Cont.)

Settlement Agreements

On February 11, 2021, the Company and Todos Medical USA, Inc. (herein referring as “Todos”) entered into Mutual Release and Settlement Agreement (“Settlement Agreement”) with MOTOPARA Foundation, Inc. (“MOTOPARA”) pursuant to which in consideration of the Settlement Agreement execution and the releases and promises made in the Settlement Agreement by the parties, the parties agree as follows

A.	Todos shall pay to MOTOPARA an amount of $27 per month for the period of January 11, 2021 through January 11, 2022. The monthly payment is representative of MOTOPARA’s rent and utilities increase incurred from signing the original agreement with Todos and signing a lease on an expansive building to facilitate the originally executed agreement between Todos and MOTOPARA.

B.	Todos will cease to promote any affiliation with MOTOPARA in any capacity.

C.	MOTOPARA agrees that upon receipt of the total $351, MOTOPARA will indemnify and defend Todos against any liens for services provided to MOTOPARA.

5.	Distribution agreements

Commencing 2020, the Company has entered into several distribution agreements with companies to distribute certain novel coronavirus (COVID-19) test kits. The distribution agreements cover multiple international suppliers of PCR testing kits and related materials and supplies, as well as antibody testing kits from multiple manufacturers after completing validation of said testing kits and supplies in certified laboratory in the United States.

During the year ended December 31, 2021 and 2020, the Company has no obligation under its distribution agreements.

6.	Royalty Agreement

On July 28, 2020, the Company entered into Royalty Agreement with Toledo under which it was agreed inter alia that (i) the Applicable Rate for each draw requested on or after the date herein shall accrue on the unpaid aggregate principal balance of each draw at an interest rate per annum equal to the greater of (a) 12% per annum, or (b) 20% of the anticipated margin for the applicable receivable financed as presented to the Lender in connection with each draw; (ii) to issue 3,500,000 ordinary shares to Toledo and pay to Toledo a royalty of 10% of the Gross Margins (as defined in the Royalty Agreement) of the SARS CoV-2 Testing Business (the “Royalty”) in exchange for Toledo agreeing to amend the terms of the Receivables Financing Agreement with the Company, including, inter alia, a loss of exclusivity on with respect to purchase order financing.

The term of the Royalty Agreement commenced on the Effective Date and shall continue in perpetuity. In the event that a court of competent jurisdiction determines that the perpetual nature of the payment of the Royalty would void the Royalty Agreement, then the term shall be modified to be a term of 25 years, with a right of Toledo to one automatic extension of another 25 years.

At any time on or after July 2030, the Company shall have the right to make a pre-payment in the amount of the greater of (i) $5,000 and (ii) 3 times the average annual Royalty payments due and owning hereunder for the preceding 3 years in order to buy-out and all existing or remaining rights, claims and privileges of Toledo or its successors or assigns, under and in connection with this Royalty Agreement, and upon such payment, this Royalty Agreement shall terminate. Such termination shall not relieve the Company of its obligations to satisfy any obligations to pay Royalties accruing prior to such termination.

In case that any payment due is not received by Toledo within 10 days, such amounts shall accrue interest at the rate of 12% per annum on said payments accrued from the date such payment was due. In addition, in case that Royalty is not paid within 30 days of the due date, the Company shall issue to Toledo a convertible promissory note (the “Note”) in the initial principal amount equal to the amount then due, which Note shall be convertible into ordinary shares of the Company on the above terms.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

B.	Other Commitments (Cont.)

As of August 4, 2020, the Company issued 3,500,000 ordinary shares to Toledo valued at $315 which was recorded as prepaid expenses and will be amortized over the Term at the Receivables Financing Facility. During the year ended December 31, 2020, the Company recorded amortization expenses amounted to $34 as part of “Finance Expenses” line in operations in the accompanying consolidated statement of operations.

The Company has determined that its obligation for future royalties under the Royalty Agreement and also its obligation to pay Toledo an interest that is partly based on the margin that will be produced by the Company from certain sales (an interest that is equal to the greater of (i) 12% per annum, or (ii) 30% of anticipated margin applicable to certain receivables) represent contingent interest feature.

However, it was determined that such features are not required to be bifurcated and accounted for as derivatives, as they are eligible for the scope exception prescribed under ASC Topic 815-10-15-59 (d) with respect to certain contracts that are not traded on an exchange, as the underlying is an entity specific performance measure (specified volumes of sales or service revenues of one of the parties to the contract).

Accordingly, interest expense related to such contingent features were recognized pursuant to ASC Topic 470-10, Debt - Overall. Thus, the liability for the contingent payment features was based on the applicable interest rate at the balance sheet date (with no anticipation for any future changes in the applicable interest rate).

In addition, the obligation for future royalties was accounted for in accordance with the provisions of ASC Topic 450, Contingencies.

The Company also has accounted for the Receivables Financing Agreement as a short-term secured loan since the ownership of the accounts receivables remains with the Company and such receivables serves as a collateral for the amount that has been advanced to the Company according to the Receivables Financing Agreement.

As of December 31, 2021 and 2020, the Company has an obligation for Royalty payment of $360 and $139, respectively under the aforesaid Royalty Agreement with Toledo.

C.	Contingencies

1.	Israeli Innovation Authority

Commencing 2012 through 2013, the Company received grants of $162 from the IIA (Israeli Innovation Authority) for its plans to develop a series of patient-friendly blood tests that enable the early detection of a variety of cancers (the “Development Plan”). Such contingent obligation has no expiration date. In 2016, the IIA approved further grants (under the same terms) up to maximum amount of approximately $185, of which the Company received $110 in 2016. The receipt of such amounts is dependent on numerous conditions being met. Amounts were not received in 2019 and 2018. The Company is required to pay royalties to IIA at a rate of 3% in the first 3-years period and 3.5% commencing from the fourth year of the proceeds from the sale of the Company’s products arising from the Development Plan up to an amount equal to $272, plus annual interest equal to 12-month LIBOR applicable to dollar deposit.

As of December 31, 2021 the Company did not accrue for or pay any royalties to the IIA as no revenue has yet been generated.

D.	Litigations

On January 7, 2022, Toledo filed a complaint against Corona, Todos Medical USA, and the Company (the “Todos Defendants”), seeking unspecified damages for breach of the aforesaid agreements and claiming that at least $139 is due under the royalty agreement. The Todos Defendants filed an answer and counterclaim on February 9, 2022, wherein various affirmative defenses were asserted, the allegations of the complaint were denied, and the Company asserted counterclaims for breach of contract and other relief. This dispute is only in its initial legal stages.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)